18. LEASES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	$ 174	$ 396
2018
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	0	202
2019
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	$ 174	$ 194